DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Feb. 28, 2018
Derivative Instruments and Hedges, Liabilities [Abstract]
Schedule of weighted-average assumptions
	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
Expected term	0.10- 4.93 years	-
Expected average volatility	49% - 350%	-
Expected dividend yield	-	-
Risk-free interest rate	0.98%-2.66%	-

Schedule of derivative liabilities included in the balance sheet
Fair Value Measurements Using Significant Observable Inputs (Level 3)
Balance - August 31, 2017	$-
Addition of new derivative liabilities upon issuance of convertible notes as debt discounts	476,387
Addition of new derivative liabilities recognized as day one loss on derivatives from convertible notes	282,093
Addition of new derivative liabilities from reclass of warrants from additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	5,650,426
Addition of new derivative liabilities recognized as day one loss on derivatives from warrants	859,488
Reduction of derivative liabilities from exercise of warrants	(2,905,131)
Loss on change in fair value of the derivative liabilities	1,400,375
Balance - February 28, 2018	$7,841,703

Schedule of loss on derivative liability included in the income statement
	Six Months Ended
	February 28,
	2018	2017
Day one loss due to derivative liabilities on convertible notes and warrants	$1,141,581	$-
Loss on change in fair value of the derivative liabilities	1,400,375	-
Total loss on change in the fair value of derivative liabilities	$2,541,956	$-